Derivatives (Tables)	6 Months Ended
Jun. 30, 2019
Financial Instruments [Abstract]
Disclosure of detailed information about hedging instruments

Notional contract amounts and fair values of derivatives by product contract type held by HSBC
	Notional contract amount		Fair value amount
	Assets and liabilities		Assets			Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	8,167,223	30,119	73,788	437	74,225	73,226	663	73,889
Interest rate	28,855,791	182,018	237,022	1,301	238,323	230,001	3,093	233,094
Equities	1,268,944	—	8,356	—	8,356	8,837	—	8,837
Credit	410,473	—	4,956	—	4,956	5,880	—	5,880
Commodity and other	95,725	—	1,779	—	1,779	2,221	—	2,221
Gross total fair values	38,798,156	212,137	325,901	1,738	327,639	320,165	3,756	323,921
Offset					(94,018)			(94,018)
At 30 Jun 2019	38,798,156	212,137	325,901	1,738	233,621	320,165	3,756	229,903

Foreign exchange	7,552,462	29,969	85,959	458	86,417	82,494	653	83,147
Interest rate	24,589,916	163,271	155,293	1,080	156,373	154,257	2,261	156,518
Equities	1,256,550	—	10,198	—	10,198	10,750	—	10,750
Credit	346,596	—	3,414	—	3,414	3,776	—	3,776
Commodity and other	74,159	—	1,134	—	1,134	1,355	—	1,355
Gross total fair values	33,819,683	193,240	255,998	1,538	257,536	252,632	2,914	255,546
Offset					(49,711)			(49,711)
At 31 Dec 2018	33,819,683	193,240	255,998	1,538	207,825	252,632	2,914	205,835

Notional contract amounts of derivatives held for hedging purposes by product type
	At 30 Jun 2019		At 31 Dec 2018
	Cash flow hedges	Fair value hedges	Cash flow hedges	Fair value hedges
	$m	$m	$m	$m
Foreign exchange	22,604	15	24,954	15
Interest rate	44,222	137,796	39,720	123,551
Total	66,826	137,811	64,674	123,566

Disclosure of detailed information about financial instruments

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
		At 30 Jun 2019		At 31 Dec 2018
		Gross carrying/nominal amount	Allowance for ECL[1]	Gross carrying/nominal amount	Allowance for ECL[1]
	Footnotes	$m	$m	$m	$m
Loans and advances to customers at amortised cost		1,030,152	(8,520)	990,321	(8,625)
– personal		414,351	(2,972)	394,337	(2,947)
– corporate and commercial		546,427	(5,381)	534,577	(5,552)
– non-bank financial institutions		69,374	(167)	61,407	(126)
Loans and advances to banks at amortised cost		82,413	(16)	72,180	(13)
Other financial assets measured at amortised cost		653,554	(85)	582,917	(55)
– cash and balances at central banks		171,091	(1)	162,845	(2)
– items in the course of collection from other banks		8,673	—	5,787	—
– Hong Kong Government certificates of indebtedness		36,492	—	35,859	—
– reverse repurchase agreements – non-trading		233,079	—	242,804	—
– financial investments		81,234	(20)	62,684	(18)
– prepayments, accrued income and other assets	2	122,985	(64)	72,938	(35)
Total gross carrying amount on-balance sheet		1,766,119	(8,621)	1,645,418	(8,693)
Loans and other credit related commitments		629,891	(301)	592,008	(325)
– personal		217,047	(16)	207,351	(13)
– corporate and commercial		268,057	(277)	271,022	(305)
– financial		144,787	(8)	113,635	(7)
Financial guarantees		21,290	(55)	23,518	(93)
– personal		906	(1)	927	(1)
– corporate and commercial		15,496	(51)	17,355	(85)
– financial		4,888	(3)	5,236	(7)
Total nominal amount off-balance sheet	3	651,181	(356)	615,526	(418)
		2,417,300	(8,977)	2,260.944	(9,111)

		Fair value	Memorandum allowance for ECL[4]	Fair value	Memorandum allowance for ECL[4]
		$m	$m	$m	$m
Debt instruments measured at fair value through other comprehensive income		345,035	(74)	343,110	(84)

For footnotes, see page 79.
The following table shows the difference between the fair value at initial recognition, which is the transaction price, and the value that would have been derived had valuation techniques used for subsequent measurement been applied at initial recognition, less subsequent releases.

Unamortised balance of derivatives valued using models with significant unobservable inputs
		Half-year to
		30 Jun	30 Jun	31 Dec
		2019	2018	2018
	Footnotes	$m	$m	$m
Unamortised balance at beginning of period		86	106	80
Deferral on new transactions		90	86	75
Recognised in the income statement during the period		(78)	(90)	(68)
– amortisation		(36)	(52)	(44)
– subsequent to unobservable inputs becoming observable		(6)	(1)	(1)
– maturity, termination or offsetting derivative		(36)	(37)	(23)
Exchange differences		—	(2)	(2)
Other		1	(20)	1
Unamortised balance at end of period	1	99	80	86

1	This amount is yet to be recognised in the consolidated income statement.